DEBT	12 Months Ended
Dec. 31, 2025
Disclosure Of Long Term Debt [Abstract]
DEBT	DEBT
As of December 31, 2025 and 2024, the debt of the Company was as follows (all loans are USD denominated, except loans attributable to the Colombia reportable segment which are COP denominated):

Financial Institution	Type	Expiration	Annual Interest Rate	Restricted Cash at December 31, 2025	Restricted Cash at December 31, 2024	Remaining Borrowing Capacity at December 31, 2025	Amount Outstanding at December 31, 2025	Amount Outstanding at December 31, 2024
Costa Rica (USD denominated)
Banco BAC San José, S.A. ("BAC Credomatic")	Mortgage Loan	April 2039	3Mo SOFR++200 bps, min. rate 5.50%	1,450,000	1,450,000	—	57,231,476	59,219,937
Banco Davivienda Costa Rica ("Banco Davivienda CR")	Mortgage Loan	November 2038	2.4%+3Mo SOFR	72,361	72,361	—	7,315,944	7,663,083
Banco Nacional de Costa Rica ("Banco Nacional")	Mortgage Loan	April 2048	1.4%+3Mo SOFR	—	—	—	63,167,409	64,518,109
Banco Nacional	Mortgage Loan	April 2048	1.4%+3Mo SOFR	480,000	480,000	—	17,572,856	17,948,614
Banco Nacional	Mortgage Loan	April 2048	1.4%+3Mo SOFR	—	—	—	14,573,599	14,885,225
Banco Nacional	Mortgage Loan	April 2048	2.8%+3Mo SOFR	140,485	140,485	—	6,687,219	6,806,493
Total Costa Rica Loans				$2,142,846	$2,142,846	$—	$166,548,503	$171,041,461
Colombia (COP denominated)
Bancolombia, S.A. ("Bancolombia")	Mortgage Loan	January 2036	IBR +327 bps no min. rate	1,049,254	912,754	—	22,032,387	19,394,855
Bancolombia	Mortgage Loan	April 2036	IBR +365 bps no min. rate	851,231	740,834	—	17,874,264	15,741,763
Banco BTG Pactual Colombia S.A. ("BTG")	Secured Bridge Loan	May 2025	IBR +695 bps no min. rate	—	—	—	—	3,990,969
BTG	Senior Secured Debt	October 2028	IBR +525 bps no min. rate	—	—	—	12,487,890	—
Banco Davivienda S.A. ("Banco Davivienda")	Mortgage Loan	November 2040	IBR +300 bps no min. rate	—	—	8,251,089	—	—
Total Colombia Loans				$1,900,485	$1,653,588	$8,251,089	$52,394,541	$39,127,587
Peru (USD denominated)
Banco BBVA Peru ("BBVA Peru") - Tranche A	Mortgage Loan	December 2033	Fixed, 8.5%	1,651,007	1,611,590	—	44,086,269	46,478,607
BBVA Peru - Tranche B	Mortgage Loan	December 2033	Fixed, 8.4%	364,775	366,468	—	9,740,473	10,569,037
BBVA Peru	Mortgage Loan	March 2034	Fixed, 7.9%	539,186	—	1,000,000	24,000,000	—
BBVA, Banco Bilbao Vizcalla	Mortgage Loan	December 2035	Fixed, 7.9%	—	—	10,000,000	—	—
Total Peru Loans				$2,554,968	$1,978,058	$11,000,000	$77,826,742	$57,047,644
Total				$6,598,299	$5,774,492	$19,251,089	$296,769,786	$267,216,692
Accrued financing costs and debt issuance costs, net							(1,434,877)	(1,330,893)
Total Debt							$295,334,909	$265,885,799
Less: Current portion of long-term debt							(10,270,261)	(12,636,821)
Total Long-term debt							$285,064,648	$253,248,978

Debt Agreements
BAC Credomatic
On April 30, 2024, the Company refinanced its secured loans of $46.6 million with BAC Credomatic with a new secured facility of $60.0 million. The new secured loan has a term of 15 years, scheduled to mature in April 2039. The interest rate for the new loan is structured to be 2% above SOFR. This rate is subject to quarterly review and subsequent adjustment based on the prevailing SOFR and cannot fall below 5.50% per annum.
Banco Davivienda CR
On November 1, 2023, the Company refinanced a debt outstanding with Banco Nacional ($7,373,460) with a mortgage loan denominated in USD with Banco Davivienda for an aggregate amount of $8,000,000. The new mortgage loan matures in 15 years. The loan is subject to a fixed interest rate of 7.00% in the first year, and a rate of 6-month SOFR plus 2.4% adjustable monthly from the second year onwards.
Banco Davivienda
On November 27, 2025, the Company entered into a senior secured loan agreement with Banco Davivienda for COP 31,000,000,000 (approximately $8,215,925 as of the transaction date). The loan bears interest at a rate equal to the one‑month Colombian IBR plus 300 basis points, payable monthly. The loan is subject to monthly principal amortization and matures on November 26, 2040. The loan is guaranteed by lease payments associated with certain properties of the Company. No amount of loan is drawn as of December 31, 2025.
Banco Nacional
On April 28, 2023, the Company refinanced outstanding loans with Banco Davivienda, Banco Promerica de Costa Rica, S.A. (“Banco Promerica”) and BAC Credomatic (except for one loan), with Banco Nacional. An extinguishment loss of $6,555,113 was recognized as financing costs during the second quarter of 2023 as part of the extinguishment of these debt facilities. The Company entered into four U.S. dollar denominated mortgage loans with Banco Nacional for an aggregate amount of $107,353,410. The loans have a twenty-five-year term. The loans bear a fixed annual interest rate for the first two years and a variable rate of 3-month SOFR, plus either 1.4% or 2.8% adjustable monthly from the third year onwards.
Bancolombia
On January 22, 2021, the Company entered into a COP denominated financing agreement of COP 44,500 million ($12.8 million as of the transaction date) with Bancolombia for the financing of the construction of Building 300 in Latam Logistic Park Calle 80 in Bogota, Colombia. As of December 31, 2021, the financing was fully drawn down. This financing agreement was further increased by COP$30,000 million ($7.0 million as of the transaction date). The financing bears an interest rate of IBR plus 365 basis points, commitment fees of 0.1% per month of the undrawn amount of the loan and has a 15-year term with a balloon payment of 40% at expiration (COP$29,901 million, or $6.9 million as of the transaction date). The Company began to make principal payments in November 2021. On January 19, 2022, the Company increased by COP$34,000 million ($8.4 million per the transaction date exchange rate, same applies to hereafter) its existing financing facilities denominated in COP with Bancolombia from COP$57,810 million ($14.3 million) to COP$91,810 million ($22.7 million). The financing has a fourteen-year term with a balloon payment of COP$42,866 million ($11.4 million) at expiration. The interest accrues at Colombian IBR plus 327 basis points.
On September 22, 2023, the Company negotiated a deferral of principal with Bancolombia, deferring all principal payments for seven months, beginning on October 1, 2023. All the other terms and conditions of the loan with Bancolombia remain the same. A modification gain of $70,058 was recognized as part of the modification of this debt facility and is included in financing costs in the consolidated statements of profit or loss in the year ended December 31, 2023.
BBVA Peru
On December 15, 2023, the Company entered into a mortgage loan with BBVA Peru for a total of $60,000,000. The mortgage loan consists of two components: Tranche A and Tranche B. The Tranche A totaling $48,670,000 was used to refinance the Company’s existing debt with the International Finance Corporation (“IFC”). The Tranche B totaling $11,330,000 is expected to finance the company’s other real estate projects. Tranches A and B will mature in 10 years (with a 35% balloon payment for Tranche A) and carry a fixed interest rate of 8.5% and 8.4%, respectively.
On March 6, 2025, the Company, through Parque Logistico Callao, S.R.L., a wholly owned subsidiary of the Company, as the borrower (“Borrower”), entered into a new mortgage loan with BBVA Peru, as the lender, allowing the Company to borrow up to principal amount of $25,000,000. This loan was designated for the construction of a building within Parque Logistico Callao. The loan is secured by the equity interests of the Borrower and the Borrower’s interests in its lease contract of the building constructed. The loan is set to mature in 10 years (with 36 quarterly scheduled repayment installments starting from May 6, 2026 and a 35.0% balloon payment at maturity) and carries a fixed interest rate of 7.9% per annum. Interest is payable quarterly in cash and in arrears starting in May 2025.
On December 4, 2025, the Company entered into a U.S. dollar‑denominated long‑term loan agreement with BBVA Peru, providing for a maximum borrowing capacity of $10,000,000, available in two disbursements of $5,000,000 each. The loan bears a fixed annual interest rate of 7.90%, with interest payable quarterly. Beginning March 30, 2027, the loan becomes subject to repayment through 36 quarterly installments, including a balloon payment of 35% at maturity. The loan is secured by the equity interests of the Borrower and the Borrower’s interests in its lease contract of the buildings constructed. No amount of loan is drawn as of December 31, 2025.
BTG
On August 25, 2023 and August 30, 2023, the Company entered into two new lines of credit agreement with Banco BTG Pactual Colombia S.A. (“BTG”) for COP 15,000,000,000 and COP 10,000,000,000, respectively (approximately $3,679,266 and $2,433,042, respectively, at the date the transactions were initiated). Interest is calculated and paid monthly at the rate of a one-month Colombian IBR plus 720 basis points. Principal repayment is due at maturity. This debt agreement is guaranteed by the trust established for LPA COL PropCo Cota 1, S.A.S where BTG is established as a guaranteed creditor, with three underlying properties defined as guarantees.
On May 27, 2024, the Company restructured its two loans with BTG into a single loan. The new loan maintains the same outstanding principal amount of COP 25,000,000,000 (approximately $6,446,506 as of the restructuring date) and bears an interest rate of three-month Colombian IBR plus 695 basis points. A modification gain of $208,799 was recognized as financing costs during the second quarter of 2024. This loan was fully repaid on May 27, 2025.
On October 21, 2025, the Company entered into a senior secured loan agreement with BTG for COP 50,000,000,000 (approximately $12,813,416 as of the transaction date). The loan bears interest at a rate equal to the three‑month Colombian IBR plus 525 basis points, payable quarterly. On October 24, 2025, the Company received a disbursement of COP 46,918,000,000 (approximately $12,023,597 as of the transaction date). Principal is payable at maturity on October 24, 2028. The debt is currently secured by 100% of the outstanding shares of LPA COL PropCo Cota 1, S.A.S, and the collateral is expected to be modified to investment properties located in Colombia within 180 days. This loan is held at the corporate level but included in the total of Colombia loans because it is attributable to the Colombia reportable segment.
Long-Term Debt Maturities – Scheduled principal and interest payments due on the Company’s debt as of December 31, 2025, are as follows:

Amount
Maturity:
2026	$10,270,261
2027	11,400,644
2028	24,716,396
2029	13,157,965
2030	17,117,341
Thereafter	220,107,179
Accrued and deferred financing cost, net	(1,434,877)
Total	$295,334,909
Financing Cost – The following table summarizes the weighted average net effective interest rate by type of financing facility as of December 31, 2025 and 2024:

	2025		2024
	Weighted Average Interest Rate(1)	Amount Outstanding	Weighted Average Interest Rate(1)	Amount Outstanding

Mortgage Loan	7.1%	$284,281,896	8.0%	$263,225,723
Other loans	14.5%	12,487,890	15.6%	3,990,969
Total	7.4%	$296,769,786	8.1%	$267,216,692
(1)The interest rate presented represents effective interest rate (including debt issuance costs) at the end of the year for the debt outstanding.
The following table summarizes the components of financing cost, including the deferred financial cost amortization for the years ended December 31, 2025, 2024, and 2023:

	2025	2024	2023

Gross interest expense	$20,977,580	$22,872,591	$22,557,977
Gross commitment fees	—	—	128,410
Amortization of debt issuance cost	272,615	227,686	203,237
Debt modification gain	—	(208,799)	(143,630)
Debt extinguishment loss	—	38,219	8,370,997
Other financing cost	290,468	42,454	593,623
Total financing cost before capitalization	21,540,663	22,972,151	31,710,614
Capitalized amounts into investment properties	(696,386)	(330,123)	(599,550)
Net financing cost	$20,844,277	$22,642,028	$31,111,064
Total cash paid for interest and commitment fees	$18,789,115	$22,017,849	$24,862,976
Debt Reconciliation – The reconciliations of long term debt as of December 31, 2025 and 2024 were as follows:

	2025	2024

Beginning balance	$265,885,799	$269,854,235
Secured bank debt borrowings	36,487,890	13,091,001
Secured bank debt repayments	(8,945,640)	(9,230,241)
Bridge loan repayments	(4,244,368)	(1,679,058)
Borrowing cost incurred	(397,679)	—
Deferred financing cost amortization	272,615	227,686
Debt modification gain	—	(208,799)
Debt extinguishment loss	—	38,219
Foreign currency translation effect	6,276,292	(6,207,244)
Ending balance	$295,334,909	$265,885,799
Financial Debt Covenants – The loans described above are subject to certain affirmative covenants, including, among others, (i) reporting of financial information; and (ii) maintenance of corporate existence, the security interest in the properties subject to the loan and appropriate insurance for such properties; and (iii) maintenance of certain financial ratios.
In addition, the loans are subject to certain negative covenants that restrict Logistic Properties of the Americas ability to, among other matters, incur additional indebtedness under or create additional liens on the properties subject to the loans, change its corporate structure, make certain restricted payments, enter into certain transactions with affiliates, amend certain material contracts.
The loans contain, among others, the following events of default: (i) non-payment; (ii) false representations; (iii) failure to comply with covenants; (iv) inability to generally pay debts as they become due; (v) any bankruptcy or insolvency event; (vi) disposition of the subject properties; or (vii) change of control of the subject properties.
The Company received waivers for the requirement to comply with Bancolombia financial covenants on June 26, 2024. The Bancolombia waiver was effective through the testing period of June 30, 2024 and December 31, 2024, and ratio compliance testing was applicable for these loans starting in June 2025. On December 19, 2024, the Company amended both loans with Bancolombia to include a reserved fund of $1.7 million as part of the numerator for the debt service coverage ratio calculation. This adjustment to the covenant calculation took effect starting from the compliance testing in June 2025. The outstanding combined balance for Bancolombia loans as of December 31, 2025 was $39.9 million on the consolidated statement of financial position.
As of December 31, 2025 and 2024, the Company was compliant with, or otherwise had waivers for, all debt covenants with its lenders.